Income Taxes (Deferred Tax Assets and Liabilities Classified in Consolidated Balance Sheets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities
Deferred tax assets (under "Other non-current assets")	$ 1,338	$ 650
Deferred tax liabilities	1,662	7,069
Net deferred tax liabilities	$ (324)	$ (6,419)